CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 2(a)

Loan Level Exception - Final Grades (Loan Grades)

Run Date - 7/10/2024 8:32:10 AM

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Edgar Loan ID	Seller Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXX	2024-01PRIME000001	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXXsclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Receipt of appraisal missing. Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Borrower is escrowing Walls In insurance and estimate was not included in Homeowner’s Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner’s Insurance bucket.		Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2024-01PRIME000003	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000004	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXXsclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX(FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Variance of $728.25		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2024-01PRIME000007	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $288.75 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)		REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000008	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000009	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000005	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXXntains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on XX/XX/XXXXt accurate. (FinXX/XX/XXXX2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXXsclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Verified stated defect. Re-disclosed CD with APR changes is required to be received by borrower at least 3 days prior to final CD. There is no documentation in file to support the corrected CD was received by borrower at least 3 business days prior to closing.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXXX on page 4; however the HOA dues are $XXXX
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Page 1 of the final CD reflects walls in insurance in the Estimated Taxes, Insurance & assessments section.	SELLER - GENERAL COMMENT (XX/XX/XXXX): See attached Initial CD with APR matching final CD and review to clear condition.
SELLER - GENERAL COMMENT (XX/XX/XXXX): see attached
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please provide confirmation of date XXXX CD was received by borrower if available.
SELLER - GENERAL COMMENT (XX/XX/XXXX): All documents are uploaded to the borrower's XXXX online account at the time the document is generated for review.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): The XXXX CD shows an APR increase in the amount of .XXXX%.  The increase requires a 3-day waiting period of at least 4 business days prior to closing.  Loan file shows no confirmation of earlier receipt, therefore the mailbox rules shows receipt on XXXX, the loan closed on XXXX.  The borrower did not have a three day waiting period prior to closing.  This a timing issue with no current visible means of cure.
SELLER - GENERAL COMMENT (XX/XX/XXXX): Seller requests buyer review: Result of the bid tape exception.
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (XX/XX/XXXX): Verified stated defect.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2024-01PRIME000023	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	2	1				1				2	[2] Federal Compliance - Self Employed - Minor Negative Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2024-01PRIME000026	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $700.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased from $700.00 on the LE to $850.00 on the final CD and exceeds the zero percent tolerance violation with an insufficient or no cure provided to the borrower without a valid change circumstances	SELLER - GENERAL COMMENT (XX/XX/XXXX): Refund, LOE, PCCD, tracking
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): [Redact] received the PCCD, LOE to the borrower, mailing label and copy of the check, however, the delivery is not scheduled until [Redact] by [Redacted]pm per [Redact] label. This exception has been scheduled to be followed up on [Redact] once the refund has been delivered to the borrower.
SELLER - GENERAL COMMENT (XX/XX/XXXX): [Redact] was delivered on Wed [Redact]
																							REVIEWER - CURED COMMENT (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2024-01PRIME000024	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000025	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000027	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000030	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000028	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000029	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000032	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM (APOR)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $80.50 exceeds tolerance of $64.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $155.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee. Fee Amount of $80.50 exceeds tolerance of $64.00. Sufficient or excess cure was provided to the borrower at Closing Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $155.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing	REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (XX/XX/XXXX): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000031	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Per NMLS site Loan Originator start date is XX/XX/XXXXd application date is XX/XX/XXXX.	BUYER - GENERAL COMMENT (XX/XX/XXXX): Please re-evaluate. At the time of application [Redact] the LO was [Redact] see Initial LE dated [Redact] [Redacted]& the initial [Redacted][Redacted]showing the LO name and NMLS info. It appears per NMLS that the original LO left [Redact] [Redact]. The LO at closing did not appear on disclosures until [Redact] at the time of the rate lock.
BUYER - GENERAL COMMENT (XX/XX/XXXX): [Redacted] Screenshot   Per Lender:
Please see initial [Redacted] (in file) that reflects [Redact] as the initial Loan Officer/Loan Originator on this loan. Through loan process, the Loan was then taken over by [Redact]. I've also included  a screen shot of [Redact] that shows [Redact] sent the initial set of loan documents on [Redact] and a revised LE on [Redact], it also shows that Julie did not disclose anything to the borrower until [Redact].
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Please obtain an attestation from lender that the loan originator ([Redact]) did not engage in any "mortgage loan origination activity" on the loan during the time she was not licensed . This activity would include: (1) taking a loan application, (2) offering or negotiating terms, and (3) offering or negotiating a loan for compensation or gain. With this attestation, we can downgrade the exception to [Redacted].
BUYER - GENERAL COMMENT (XX/XX/XXXX): Please see attached Attestation as well as previously uploaded supporting docs.
REVIEWER - GENERAL COMMENT (XX/XX/XXXX): Regraded to [Redacted] based on attestation stating LO did not engage in mortgage loan origination activity during the time she was not licensed.
BUYER - WAIVED COMMENT (XX/XX/XXXX): Lender acknowledged non material [Redacted]	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXs amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
																								EffectiveXX/XX/XXXX addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2024-01PRIME000033	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2024-01PRIME000035	XXX	XXX	XXX	XXX	XXX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXXt received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verified disclosed defect. Loan Estimate issued XX/XX/XXXXs received by borrowers on FridayXX/XX/XXXX TuesdayXX/XX/XXXXing date.		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B